Intangible Assets, Net - Schedule of Amortization of Intangible Assets (Details) - CNY (¥)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Amortization of Intangible Assets [Abstract]
For the six months ending June 30, 2026	¥ 1,047,788
For the year ending June 30, 2027	2,140,134
For the year ending June 30, 2028	1,892,347
For the year ending June 30, 2029	1,744,090
For the year ending June 30, 2030 and thereafter	5,600,000
Total	¥ 12,424,359	¥ 1,539,437